Derivatives and Financial Instruments - Recorded Amounts and Estimated Fair Values of Long-term Debt and Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total debt	$ 2,457,374	$ 1,309,087
Carrying (Reported) Amount, Fair Value Disclosure
Derivative [Line Items]
Variable rate debt	427,706	406,978
Fixed rate debt	2,029,669	902,109
Total debt	2,457,375	1,309,087
Estimate of Fair Value, Fair Value Disclosure
Derivative [Line Items]
Variable rate debt	427,706	406,978
Fixed rate debt	2,081,264	954,053
Total debt	$ 2,508,970	$ 1,361,031